UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period: 4/30/13

Item 1.  Reports to Stockholders.

Eagle MLP Strategy Fund

Class A Shares: EGLAX

Class C Shares: EGLCX

Class I Shares: EGLIX

Annual Report

April 30, 2013

Distributed by Northern Lights Distributors, LLC

          Member FINRA

April 30, 2013

Dear Investor:

Each year at this time, the Eagle MLP Strategy Fund (“Fund”) provides this letter to investors.  The purpose of this letter is to provide an update on the Fund’s performance, operations and the outlook of Eagle Global Advisors, LLC and Princeton Fund Advisors, LLC (together the Fund’s “Co-Advisers”).  The Fund is an open end mutual fund with $135,847,441 of assets under management as of April 30, 2013 that invests in a portfolio of Master Limited Partnerships (“MLPs”) and MLP-related securities that provide exposure to the underlying price and income characteristics of predominately midstream energy infrastructure assets in an attempt to generate attractive, long-term risk adjusted returns.  Eagle Global Advisors, LLC draws upon a deep and successful 10 years of experience selecting and investing in MLPs and MLP-related securities.  The Fund’s investments attempt to capture the income and market characteristics of MLPs and MLP-related securities while not participating in the tax complexities that can reduce the attractiveness of investing in this asset class, including K-1s, state and local tax filings and unrelated business taxable income.

Fund Performance

Since the Fund’s inception date on September 14, 2012 through the end of the Fund’s fiscal year on April 30, 2013 (“Investment Period”) the Fund’s Class I NAV appreciated by 19.43% and the Class A NAV appreciated by 19.21%.  The Class C NAV, whose inception was on February 21, 2013, appreciated by 8.21%.  The Co-Advisers believe this performance was competitive with similar funds and appropriate benchmarks.

Figure 1

The Fund’s Investment Results

*The inception date of Class A and Class I is 9/14/12 and Class C is 2/21/13.  The Alerian MLP Index is a composite of the 50 most prominent energy Master Limited Partnerships (MLPs)and its performance is reported for the period 9/14/12 through 4/30/13.

PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until August 31, 2014 to ensure that the net annual fund operating expenses will not exceed 1.65% for Class A, 2.40% for Class C and 1.40% for Class I, subject to possible recoupment from the Fund in future years. Please review the Fund’s Prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. Performance over short periods of time should not be the sole factor in making your investment decisions. For performance information current to the most recent month end, please call toll-free 1-888-868-9501.

The maximum sales charge (load) for Class A is 5.75%.

Class A investors may be eligible for a reduction in sales charges. See the Fund’s prospectus for more information.

1452-NLD-06/25/2013

Investment Environment

During the fourth quarter of 2012, MLPs were challenged more than most equity asset classes, and ended off the highs of the year.  Pressuring MLPs were concerns about the possible impact of various tax proposals being discussed in fiscal cliff negotiations.  The MLP sector began appreciating again in January and during the first quarter the Alerian MLP Index returned 19.75% which exceeded all other major asset classes.  This rally is thought by the Co-Advisers to have been sparked by seasonal factors, a renewed appetite for risk assets, and the resolution of the “fiscal cliff” uncertainty.

2012 was also a record-setting year for MLP capital raising with over $50 billion in equity and debt being raised. About $25 billion of this equity was raised by companies looking to fund new investments in infrastructure or undertake asset acquisitions.  The fourth quarter also saw many companies raise capital to buy assets as sellers sought to close transactions before potential increases in tax rates kicked in at the end of the year.  About $30 billion was raised in the debt markets as companies took advantage of record low interest rates to lock in long-term financing at favorable terms.  Both investment-grade and non-investment grade MLPs continued to see long-term fixed-rate debt costs fall.  Companies issued low cost debt to mainly fund growth projects and to refinance higher cost debt.  MLPs maintained the record pace of capital raised in 2012 by floating over $15 billion in equity and debt in the first quarter of 2013.  $6 billion was raised in equity IPOs and follow-on offerings.  Both investment-grade and non-investment grade MLPs continued to take advantage of record low interest rates by locking in long-term financing with low costs of capital and other favorable terms.

Underlying this need for capital was the requirement for infrastructure to develop new hydrocarbon basins.  Dramatic increases in production of oil, gas, and natural gas liquids from North America have been unleashed by new technologies improving recoveries from previously uneconomic shale formations.  In particular, the Northeast has seen significant activity to build out transportation, storage, and export infrastructure in the Marcellus and Utica basins.  The majority of these projects have been undertaken with long-term producer or consumer contracts in place that mitigate the risk of these large scale capital projects.

The acquisition market remained robust through the end of the Investment Period.  Kinder Morgan, for example, announced the acquisition of Copano Energy, a gathering and processing MLP.   Copano also has assets in the Eagle Ford basin which should continue to provide attractive growth opportunities, especially when combined with Kinder’s other assets.  Also announced was a series of transactions by Energy Transfer Partners, Regency Partners and other companies that should increase operational efficiencies and lower costs of capital.

1452-NLD-06/25/2013

Performance Attribution

The Fund’s performance was most influenced by natural gas and pipeline activity which was consistent with the significant investment in hydrocarbon basins and extraction processes.  Shipping and other energy infrastructure investments were less productive during the Investment Period.

Figure 3

Estimated Monthly Performance Attribution by Sector

Fiscal Year Ending April 30, 2013*

* The attribution data will not match the performance results of the Fund as it is an estimate and does not include Fund expenses and the results of residual cash balances.

** The inception date of Class I is September 14, 2012.

1452-NLD-06/25/2013

Allocation of Fund’s Investment Capital

Figure 3

The Allocation of the Fund’s Capital by Sector

As of April 30, 2013*

*The above allocation information does not include cash amounts maintained in the Fund.

Outlook

The Co-Advisers anticipate that MLPs and MLP-related securities will continue to benefit from the expansion of North American energy infrastructure as substantial capital demands associated with exploiting new hydrocarbon basins drive integrated energy companies to more efficiently manage their capital.

Underlying this expansion and demand for capital is the need for infrastructure to develop new hydrocarbon basins.  Dramatic increases in production of oil, gas, and natural gas liquids from North America have been unleashed by new technologies improving recoveries from previously uneconomic shale formations and forecasts from groups like the International Energy Agency, the U.S. Energy Information Administration, and other private groups projecting that U.S. production of hydrocarbons will approximately double by 2020.  As a result of increasing production, a number of analysts have noted that the U.S. could be ranked as the largest producer of hydrocarbons in 2020, even ahead of Saudi Arabia.  Also, because this production is from basins with minimal prior production, like the Bakken, the Eagle Ford, the Niobrara, and the Marcellus, new infrastructure is needed to process, store, and transport these energy resources.  The Interstate Natural Gas Association of America (INGAA) estimates that new midstream infrastructure totaling $200 billion (in 2010 dollars) will have to be built in the next two decades, as well as another $35 billion in operations and maintenance capital expenditures to meet these needs.

The average yield of the Alerian MLP Index as of April 30, 2013 was approximately 5.7%, and the Co-Advisers anticipate the outlook for distribution growth to remain healthy, driven by accretive capital projects and the availability of asset acquisitions.  Although the MLPs and MLP-related securities favored by the Co-Advisers generally have very stable and predictable businesses and cash flows, their security prices will continue to fluctuate as the result of broader macro factors.

The demographic trend of a growing population retiring and expecting to live off their investments is likely to result in a broader investor base seeking out the income generation of the MLP asset class.  In the event that interest rates rise, the Co-Advisers anticipate that the current high relative yields and growing distributions of MLPs and MLP-related securities will help to mitigate the impact of rising rates on prices.

For all of these reasons, the Co-Advisers anticipate that MLPs and MLP-related securities will remain an attractive investment with a relatively high yield received by investors.  Please do not hesitate to contact the Co-Advisers if you should have any questions, comments or concerns.  They can be reached at (888) 868-9501 or at info@princetonfundadvisors.com.

Very Truly Yours,

Princeton Fund Advisors, LLC

Eagle Global Advisors, LLC

Co-Adviser to the Fund

Co-Adviser to the Fund

1452-NLD-06/25/2013

Eagle MLP Strategy Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2013

The Fund’s performance figures* for the period ended April 30, 2013, compared to its benchmark:

Inception**- April 30, 2013
Eagle MLP Strategy Fund – Class A	19.21%
Eagle MLP Strategy Fund – Class A with load	12.36%
Eagle MLP Strategy Fund – Class C*** Eagle MLP Strategy Fund – Class I	8.21% 19.43%
Alerian MLP Index	18.04%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%, where applicable.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.65% for Class A shares, 2.40% for Class C shares and 1.40% for Class I shares per the February 28, 2013, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

** Inception date for Class A and Class I is September 14, 2012.

*** Inception date for Class C is February 21, 2013.

The Alerian MLP Index is a composite of the 50 most prominent energy Master Limited Partnerships (MLPs) that provides investors with an unbiased, comprehensive benchmark for this emerging asset class.

Comparison of the Change in Value of a $10,000 Investment

Eagle MLP Strategy Fund

PORTFOLIO REVIEW (Unaudited) (Continued)

April 30, 2013

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Diversified	18.2%
General Partner	17.2%
Exchange Traded Notes	16.5%
Shipping	15.2%
Gathering/Processing	7.3%
Pipeline-Refined Products	7.3%
Natural Gas Pipeline	5.0%
Pipelines & Transportation	3.3%
Exploration & Production	3.2%
Money Market Fund	4.5%
Cash & Other Assets in Excess of Other Liabilities	2.3%
100.0%

Eagle MLP Strategy Fund
PORTFOLIO OF INVESTMENTS
April 30, 2013

Shares		Value

	COMMON STOCKS - 80.7%
	DIVERSIFIED - 18.2%
209,340	Enbridge Energy Management LLC *	$ 6,219,491
157,110	Kinder Morgan, Inc.	6,143,001
95,892	Kinder Morgan Management LLC *	8,464,433
69,490	Plains All American Pipeline LP	3,990,116
		24,817,041
	EXPLORATION & PRODUCTION - 3.2%
101,190	Linn Co. LLC	4,323,849

	GATHERING/PROCESSING - 7.3%
21,620	MarkWest Energy Partners LP	1,366,384
104,100	Regency Energy Partners LP	2,717,010
90,215	Targa Resources Corp.	5,932,538
		10,015,932
	GENERAL PARTNER - 17.2%
109,420	Crosstex Energy, Inc.	2,014,422
88,580	Energy Transfer Equity LP	5,197,874
27,170	HollyFrontier Corp.	1,343,556
132,180	ONEOK, Inc.	6,788,765
43,220	Spectra Energy Corp.	1,362,727
177,540	The Williams Cos., Inc.	6,769,600
		23,476,944
	NATURAL GAS PIPELINE - 5.0%
93,200	El Paso Pipeline Partners LP	3,992,688
57,640	Inergy Midstream LP	1,463,480
59,600	PAA Matural Gas Storage, LP	1,352,324
		6,808,492
	OIL COMPANIES - EXPLORATION & PRODUCTION - 2.0%
56,850	Berry Petroleum Co.	2,723,684

	OFFSHORE DRILLING - 2.0%
98,920	Seadrill LLC	2,737,116

	PIPELINE-REFINED PRODUCTS - 7.3%
76,490	Buckeye Partners LP	4,725,552
73,530	Magellan Midstream Partners LP	3,899,296
26,900	NuStar Energy LP	1,347,152
		9,972,000
	PIPELINES & TRANSPORTATION - 3.3%
25,750	Atlas Pipeline Partners LP	935,755
41,750	Boardwalk Pipeline Partners	1,262,103
30,980	Delek Logistics Partners LP	935,596
26,180	SemGroup Corp. *	1,357,433
		4,490,887

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2013

Shares		Value
	SHIPPING - 15.2%
459,097	Capital Product Partners LP	$ 4,085,963
108,570	GasLog, Ltd.	1,389,696
104,870	Golar LNG Partners LP	3,426,103
120,930	Knot Offshore Partners LP *	2,708,832
99,296	Teekay Corp.	3,534,938
185,880	Teekay Offshore Partners LP	5,647,034
		20,792,566

	TOTAL COMMON STOCKS (Cost $100,064,952)	110,158,511

	EXCHANGE TRADED NOTES - 16.5%
186,590	Credit Suisse Cushing 30 MLP Index ETN	5,431,635
57,550	ETRACS 2xMonthly Leveraged Long Alerian MLP Infrastructure Index ETN	2,986,269
107,975	ETRACS Alerian MLP Index ETN	3,110,760
118,620	iPath S&P MLP ETN	3,378,298
118,270	JPMorgan Alerian MLP Index ETN	5,484,180
112,150	Morgan Stanley Cushing MLP High Income Index ETN	2,037,765
	TOTAL EXCHANGE TRADED NOTES (Cost $20,464,842)	22,428,907

	SHORT-TERM INVESTMENT - 4.5%
	MONEY MARKET FUND - 4.5%
6,083,975	Fidelity Institutional Money Market Funds - Money Market Portfolio	6,083,975
	to yield 0.10% ** (Cost $6,083,975)

	TOTAL INVESTMENTS - 101.7% (Cost $126,613,769) (a)	$ 138,671,393
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%	(2,299,923)
	NET ASSETS - 100.00%	$ 136,371,470

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $126,308,206 differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 12,363,187
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 12,363,187
* Non-income producing security
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2013.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2013

ASSETS
Investment in Securities (cost $126,613,769)	$ 138,671,393
Receivable for Fund shares sold	575,992
Dividends and interest receivable	310,349
Prepaid expenses and other assets	45,534
TOTAL ASSETS	139,603,268

LIABILITIES
Payable for investments purchased	3,041,199
Investment advisory fees payable	105,154
Payable for Fund shares repurchased	51,965
Distribution (12b-1) fees payable	4,725
Fees payable to other affiliates	11,492
Accrued expenses and other liabilities	17,263
TOTAL LIABILITIES	3,231,798
NET ASSETS	$ 136,371,470

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 124,008,283
Undistributed net investment income	305,563
Net unrealized appreciation of investments	12,057,624
NET ASSETS	$ 136,371,470

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Continued)
April 30, 2013

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 18,608,921
Shares of beneficial interest outstanding	1,575,684
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 11.81
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 12.53

Class C Shares:
Net Assets	$ 1,558,527
Shares of beneficial interest outstanding	131,907
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 11.82

Class I Shares:
Net Assets	$ 116,204,022
Shares of beneficial interest outstanding	9,833,318
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 11.82

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENT OF OPERATIONS
For the Period Ended April 30, 2013**

INVESTMENT INCOME
Dividend Income	$ 1,016,624
Interest Income	2,834
TOTAL INVESTMENT INCOME	1,019,458
EXPENSES
Investment advisory fees	396,410
Distribution (12b-1) Fees:
Class A	12,147
Class C	1,461
Registration fees	44,804
Legal Fees	33,304
Administrative services fees	22,430
Accounting services fees	22,180
Printing and postage expenses	16,719
Audit Fees	15,000
Transfer agent fees	11,834
Compliance officer fees	6,797
Trustees fees and expenses	4,531
Non 12b-1 shareholder servicing	4,206
Custodian fees	2,989
Insurance expense	645
Other expenses	5,643
TOTAL EXPENSES	601,100

Less: Fees waived and expenses reimbursed by the Adviser	(140,428)

NET EXPENSES	460,672
NET INVESTMENT INCOME	558,786

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	263,052
Net realized gains from distributions of capital gains from underlying investment companies	626
Net change in unrealized appreciation on investments	12,057,624

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	12,321,302

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 12,880,088

** The Eagle MLP Strategy Fund commenced operations on September 14, 2012.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
April 30,
2013**
FROM OPERATIONS
Net investment income	$ 558,786
Net realized gain from security transactions	263,052
Net realized gain from distributions of capital gains from underlying investment companies	626
Net change in unrealized appreciation of investments	12,057,624
Net increase in net assets resulting from operations	12,880,088

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(3,617)
Class I	(22,998)
From net investment income:
Class A	(55,001)
Class C	(2,208)
Class I	(433,077)
From return of capital:
Class A	(51,677)
Class C	(2,791)
Class I	(333,453)
Net decrease in net assets resulting from distributions to shareholders	(904,822)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	17,662,083
Class C	1,510,601
Class I	106,794,846
Net asset value of shares issued in reinvestment of distributions:
Class A	93,528
Class C	3,412
Class I	584,898
Payments for shares redeemed:
Class A	(754,477)
Class C	(10,627)
Class I	(1,488,060)
Net increase in net assets resulting from shares of beneficial interest	124,396,204

TOTAL INCREASE IN NET ASSETS	136,371,470

NET ASSETS
Beginning of Period	-
End of Period*	$ 136,371,470
*Includes undistributed net investment income of:	$ 305,563

** The Eagle MLP Strategy Fund commenced operations on September 14, 2012.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

Period Ended
April 30,
2013**
Class A:
Shares Sold	1,637,564
Shares Reinvested	8,195
Shares Redeemed	(70,075)
Net increase in shares of beneficial interest outstanding	1,575,684

Class C:
Shares Sold	132,522
Shares Reinvested	289
Shares Redeemed	(904)
Net increase in shares of beneficial interest outstanding	131,907

Class I:
Shares Sold	9,918,375
Shares Reinvested	51,033
Shares Redeemed	(136,090)
Net increase in shares of beneficial interest outstanding	9,833,318

** The Eagle MLP Strategy Fund commenced operations on September 14, 2012.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

Period Ended April 30, 2013	Class A (1)	Class C (2)	Class I (1)
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

Activity from investment operations:
Net investment income (3)	0.19	0.03	0.19
Net realized and unrealized
gain on investments	1.73	1.83	1.75
Total from investment operations	1.92	1.86	1.94

Less distributions from:
Net investment income	(0.05)	(0.02)	(0.06)
Net realized gains	(0.01)	-	(0.01)
Return of capital	(0.05)	(0.02)	(0.05)
Total distributions	(0.11)	$ (0.04)	(0.12)

Net asset value, end of period	$ 11.81	$ 11.82	$ 11.82

Total return (4)(7)	19.21%	8.21%	19.43%

Net assets, at end of period (000s)	$ 18,609	$ 1,559	$ 116,204

Ratio of gross expenses to average
net assets (5)(6)	2.06%	2.81%	1.81%
Ratio of net expenses to average
net assets (6)	1.65%	2.40%	1.40%
Ratio of net investment income
to average net assets (6)	2.72%	1.15%	2.75%

Portfolio Turnover Rate (7)	6%	6%	6%

(1)	The Eagle MLP Strategy Fund's Class A and Class I shares commenced operations on September 14, 2012.
(2)	The Eagle MLP Strategy Fund's Class C shares commenced operations on February 21, 2013.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(6) Annualized for periods less than one year.
(7) Not annualized.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2013

1.

ORGANIZATION

The Eagle MLP Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund’s investment objective is to seek growth of capital.

The Fund currently offers Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which may be waived at the Adviser’s discretion.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2013

each of the (i) Trust, (ii) administrator, and (iii) advisers.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2013

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of April 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 110,158,511	$ -	$ -	$ 110,158,511
Exchange Traded Notes	22,428,907	-	-	22,428,907
Short-Term Investments	6,083,975	-	-	6,083,975
Total	$ 138,671,393	$ -	$ -	$ 138,671,393

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2013

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended April 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $124,004,055 and $3,424,071 respectively.

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2013

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Princeton Fund Advisors, LLC and Eagle Global Advisors, LLC, serve as the Fund’s Investment Advisers (the “Advisers”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisers, under the oversight of the Board, direct the daily operations of the Fund and supervise the performance of administrative and professional services provided by others.  As compensation for their services and the related expenses borne by the Advisers, the Fund pays the Advisers a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisers have agreed, at least until August 31, 2014, to waive a portion of their advisory fee and have agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding expenses such as front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.65% per annum of Class A average daily net assets, 2.40% per annum of Class C average daily net assets, and 1.40% per annum of Class I average daily net assets.

If the Advisers waive any fee or reimburse any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than 1.65%, 2.40%, and 1.40% of average daily net assets, respectively, the Advisers shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.65%, 2.40% and 1.40% of average daily net assets for Class A, Class C and Class I, respectively. If the Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed 1.65%, 2.40% and 1.40% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisers may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of April 30, 2013, the Advisers have $140,428 of waived/reimbursed expenses that may be recaptured no later than April 30, 2016.

Distributor- The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00 % of the average daily net assets attributable to Class A shares and Class C shares, respectively,  and is paid to Northern Lights Distributors, LLC

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2013

(the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. On sales of Class A shares and Class C shares, respectively, for the period ended April 30, 2013, the Distributor received $135,277 and $0 from front-end sales charge of which $20,317 and $0 was retained by the underwriter or other affiliated broker-dealers.

Trustees- Effective April 1, 2013, the Fund pays its pro rata share of a total fee of $27,625 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or the Advisers. Previously, the Fund paid its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or the Advisers. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

 Pursuant to separate servicing agreements with GFS, The Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended April 30, 2013 was as follows:

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2013

As of April 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and accumulated net investment income is primarily attributable to tax adjustments for partnerships.

Permanent book and tax differences, primarily attributable to the reclassification of fund distributions and tax adjustments for partnerships, resulted in reclassification for the period ended April 30, 2013 as follows:

6.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact those amendments may have on the Fund’s financial statements.

7.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Eagle MLP Strategy Fund

We have audited the accompanying statement of assets and liabilities of Eagle MLP Strategy Fund (the Fund), including the portfolio of investments, as of April 30, 2013, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from September 14, 2012 (commencement of operations) through April 30, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2013, by correspondence with the custodian and others or by other appropriate audit procedures where replies from others were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eagle MLP Strategy Fund as of April 30, 2013, and the results of its operations, the changes in its net assets, and its financial highlights for the period from September 14, 2012 (commencement of operations) through April 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Denver, Colorado

July 1, 2013

Eagle MLP Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

April 30, 2013

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Anthony J. Hertl(1) 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	97

AdvisorOne Funds (11 portfolios) (2004-2013); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Variable Trust (since 2006)

Gary W. Lanzen(1) 1954	Trustee Since 2005	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	97	AdvisorOne Funds (11 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund ( 2010-2011); Northern Lights Variable Trust (since 2006)
Mark H. Taylor(1) 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	109

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	109	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

Eagle MLP Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Michael Miola***(1) 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003); Director of Constellation Trust Company (since 2004).	97	AdvisorOne Funds (11 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

Eagle MLP Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Lynn Bowley 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

1 Named in May 2, 2013 SEC Order.  See section titled Legal Proceedings in the SAI.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-868-9501.

4/30/13 – NLFT_v2

Eagle MLP Strategy Fund

EXPENSE EXAMPLES

April 30, 2013 (Unaudited)

As a shareholder of the Eagle MLP Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Eagle MLP Strategy Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Eagle MLP Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period 11/1/12 – 4/30/13	Expense Ratio During Period*** 11/1/12 – 4/30/13
Class A*	$1,000.00	$1,188.60	$8.95	1.65%
Class C**	1,000.00	1,082.10	4.65	2.40
Class I*	1,000.00	1,190.70	7.60	1.40

Hypothetical (5% return before expenses)	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period 11/1/12 – 4/30/13	Expense Ratio During Period*** 11/1/12 – 4/30/13
Class A*	$1,000.00	$1,016.61	$8.25	1.65%
Class C **	1,000.00	1,012.89	11.98	2.40
Class I*	1,000.00	1,017.85	7.00	1.40

*Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (228) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period).

**Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (68) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period).

***Annualized.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT ADVISERS

Princeton Fund Advisors, LLC

1125 17th Street, Suite 1400

Denver, CO 80202

Eagle Global Advisors, LLC

5847 San Felipe, LLC

Houston, TX 77057

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 - $20,000

(b)

Audit-Related Fees

2013 - None

(c)

Tax Fees

2013 - $10,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 - $10,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/9/13

By (Signature and Title)

/s/Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

7/9/13